FINANCE EXPENSE (Tables)	12 Months Ended
Dec. 31, 2012
Finance Expense
4.	FINANCE EXPENSE

	Fiscal Year Ended		Six Months Ended	Fiscal Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Related parties (note 22)	—	(0.7)	(6.9)	(25.2)
Interest expense—other	(14.5)	(1.3)	(1.0)	(2.0)

	(14.5)	(2.0)	(7.9)	(27.2)